Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Annual Return [Percent]	18.08%	2.89%	12.02%	(13.42%)	(5.75%)	4.68%	14.22%	(6.45%)	14.67%	10.03%
Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF
Prospectus [Line Items]
Annual Return [Percent]	5.75%	30.97%	7.47%	none	none	none	none	none	none	none
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF
Prospectus [Line Items]
Annual Return [Percent]	9.66%	none	none	none	none	none	none	none	none	none
Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.27%	6.67%	6.36%	(4.83%)	1.12%	3.84%	4.22%	1.32%	0.94%	0.85%
Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.11%	none	none	none	none	none	none	none	none	none